Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses [Line Items]
Losses and loss adjustment expenses	$ 8,401.5	$ 7,545.9
Non-insurance companies' cost of sales	3,474.1	2,653.2
Wages and salaries	2,064.6	1,929.7
Depreciation, amortization and impairment charges	611.5	350.9
Employee benefits	448.5	412.8
Premium taxes	223.9	210.9
Information technology costs	193.0	180.4
Audit, legal and tax professional fees	189.3	176.6
Non-insurance companies' marketing costs	108.5	102.7
Share-based payments to directors and employees	102.5	89.6
Short-term and low value lease costs	78.0	0.0
Loss on repurchase of borrowings	23.7	58.9
Restructuring costs	7.0	35.4
Operating lease costs	0.0	253.1
Administrative expense and other	695.2	497.4
Total expenses	16,621.3	14,497.5
Insurance and reinsurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	8,401.5	7,545.9
Non-insurance companies' cost of sales	0.0	0.0
Wages and salaries	1,263.2	1,241.2
Depreciation, amortization and impairment charges	233.8	184.6
Employee benefits	326.7	309.5
Premium taxes	223.9	210.9
Information technology costs	163.1	155.9
Audit, legal and tax professional fees	137.0	136.4
Non-insurance companies' marketing costs	0.0	0.0
Share-based payments to directors and employees	89.1	78.4
Short-term and low value lease costs	17.5	0.0
Loss on repurchase of borrowings	0.0	0.0
Restructuring costs	3.8	25.9
Operating lease costs	0.0	93.5
Administrative expense and other	304.8	285.9
Total expenses	11,164.4	10,268.1
Non-insurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	0.0	0.0
Non-insurance companies' cost of sales	3,474.1	2,653.2
Wages and salaries	801.4	688.5
Depreciation, amortization and impairment charges	377.7	166.3
Employee benefits	121.8	103.3
Premium taxes	0.0	0.0
Information technology costs	29.9	24.5
Audit, legal and tax professional fees	52.3	40.2
Non-insurance companies' marketing costs	108.5	102.7
Share-based payments to directors and employees	13.4	11.2
Short-term and low value lease costs	60.5	0.0
Loss on repurchase of borrowings	23.7	58.9
Restructuring costs	3.2	9.5
Operating lease costs	0.0	159.6
Administrative expense and other	390.4	211.5
Total expenses	$ 5,456.9	$ 4,229.4